EQUITY (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025
Schedule of Partnership Units [Line Items]
Beginning balance	$ 1,910	$ 2,005	$ 2,211	$ 2,822	$ 2,222
Ending balance	$ 1,799	$ 1,910	$ 2,005	2,211	$ 2,822
Class B Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)		31,909			31,909
Ending balance (in shares)	31,909		31,909
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance	$ 1	$ 1	$ 1	1	$ 1
Ending balance	$ 1	$ 1	$ 1	$ 1	$ 1